Income Taxes - Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before provision for income taxes	¥ (1,339,908)	$ (205,349)	¥ (963,750)	¥ (656,071)
Income tax benefit computed at an applicable tax rate of 25%	(334,977)		(240,938)	(164,018)
Effect of non-deductible expenses	11,540		3,738	2,821
Effect of research and development expenses super deduction	(24,037)		(10,740)	(2,361)
Effect of preferential tax rate	18,513		18,413	6,988
Effect on tax rates in different tax jurisdictions	80,928		20,473	30,113
Change in valuation allowance	248,033		209,054	126,457
Income tax expense